Earnings per Share (Weighted-average Number of Ordinary Shares Diluted) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,282,807	1,280,026	1,278,950
Effect of stock options and restricted shares	4,244	247	3,106
Weighted average number of ordinary shares used in computation of the diluted earnings per share	1,287,051	1,280,273	1,282,056